Financial instruments - Carrying amount and fair value (Details) - EUR (€) € in Thousands	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Financial instruments
Carrying amount of financial assets		€ 6,028,666	€ 5,991,693
Carrying amount of financial liabilities		17,642,463	16,209,369
Level 1
Financial instruments
Transfer out of level 3 into level 1	€ 158,551
Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		10,846,054	10,393,957
FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities		73,534	69,118
Not classified
Financial instruments
Carrying amount of financial liabilities		6,722,875	5,746,294
Accounts payable to unrelated parties
Financial instruments
Carrying amount of financial liabilities		828,090	736,069
Accounts payable to unrelated parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		828,090	736,069
Accounts payable to related parties
Financial instruments
Carrying amount of financial liabilities		80,829	121,457
Accounts payable to related parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		80,829	121,457
Short-term debt
Financial instruments
Carrying amount of financial liabilities		582,523	1,255,853
Short-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		582,523	1,255,853
Long-term debt
Financial instruments
Carrying amount of financial liabilities		8,126,977	7,314,915
Long-term debt | Level 1
Financial instruments
Fair value of financial liabilities		6,566,889	7,246,019
Long-term debt | Level 2
Financial instruments
Fair value of financial liabilities		440,829	243,656
Long-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		8,126,977	7,314,915
Lease liabilities
Financial instruments
Carrying amount of financial liabilities		5,076,042	4,749,381
Lease liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities		5,076,042	4,749,381
Other current and non-current liabilities
Financial instruments
Carrying amount of financial liabilities		2,948,002	2,031,694
Other current and non-current liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		1,227,635	965,663
Other current and non-current liabilities | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities		73,534	69,118
Other current and non-current liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities		1,646,833	996,913
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial liabilities		7,883	4,490
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities		7,883	4,490
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial liabilities		7,883	4,490
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial liabilities		28,072	21,428
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities		28,072	21,428
Derivatives - not designated as hedging instruments | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities		28,072	21,428
Variable payments outstanding for acquisition
Financial instruments
Carrying amount of financial liabilities		45,462	47,690
Variable payments outstanding for acquisition | Level 3
Financial instruments
Fair value of financial liabilities		45,462	47,690
Variable payments outstanding for acquisition | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities		45,462	47,690
Put option liabilities
Financial instruments
Carrying amount of financial liabilities		1,638,950	992,423
Put option liabilities | Level 3
Financial instruments
Fair value of financial liabilities		1,638,950	992,423
Put option liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities		1,638,950	992,423
Other financial liabilities
Financial instruments
Carrying amount of financial liabilities		1,227,635	965,663
Other financial liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		1,227,635	965,663
Amortized cost - Assets
Financial instruments
Carrying amount of financial assets		5,088,785	4,617,696
FVPL - Assets
Financial instruments
Carrying amount of financial assets		284,007	765,545
FVOCI - Assets
Financial instruments
Carrying amount of financial assets		435,722	396,673
Not classified
Financial instruments
Carrying amount of financial assets		220,152	211,779
Cash and cash equivalents
Financial instruments
Carrying amount of financial assets		1,113,552	1,481,655
Cash and cash equivalents | Level 1
Financial instruments
Fair value of financial assets		58,491	492,398
Cash and cash equivalents | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets		1,055,061	989,257
Cash and cash equivalents | FVPL - Assets
Financial instruments
Carrying amount of financial assets		58,491	492,398
Trade accounts and other receivables from unrelated parties
Financial instruments
Carrying amount of financial assets		3,815,374	3,409,061
Trade accounts and other receivables from unrelated parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets		3,727,781	3,328,720
Trade accounts and other receivables from unrelated parties | Not classified
Financial instruments
Carrying amount of financial assets		87,593	80,341
Accounts receivable from related parties
Financial instruments
Carrying amount of financial assets		156,789	162,361
Accounts receivable from related parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets		156,789	162,361
Other current and non-current assets
Financial instruments
Carrying amount of financial assets		942,951	938,616
Other current and non-current assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets		149,154	137,358
Other current and non-current assets | FVPL - Assets
Financial instruments
Carrying amount of financial assets		225,516	273,147
Other current and non-current assets | FVOCI - Assets
Financial instruments
Carrying amount of financial assets		435,722	396,673
Other current and non-current assets | Not classified
Financial instruments
Carrying amount of financial assets		132,559	131,438
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial assets		1,546	579
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial assets		1,546	579
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial assets		1,546	579
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial assets		5,235	2,846
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial assets		5,235	2,846
Derivatives - not designated as hedging instruments | FVPL - Assets
Financial instruments
Carrying amount of financial assets		5,235	2,846
Equity investments
Financial instruments
Carrying amount of financial assets		187,888	244,479
Equity investments | Level 1
Financial instruments
Fair value of financial assets		61,243	121,643
Equity investments | Level 2
Financial instruments
Fair value of financial assets		77,502	72,157
Equity investments | Level 3
Financial instruments
Fair value of financial assets		49,143	50,679
Equity investments | FVPL - Assets
Financial instruments
Carrying amount of financial assets		111,699	174,884
Equity investments | FVOCI - Assets
Financial instruments
Carrying amount of financial assets		76,189	69,595
Debt securities
Financial instruments
Carrying amount of financial assets		468,115	422,495
Debt securities | Level 1
Financial instruments
Fair value of financial assets		463,139	418,196
Debt securities | Level 2
Financial instruments
Fair value of financial assets		4,976	4,299
Debt securities | FVPL - Assets
Financial instruments
Carrying amount of financial assets		108,582	95,417
Debt securities | FVOCI - Assets
Financial instruments
Carrying amount of financial assets		359,533	327,078
Other financial assets
Financial instruments
Carrying amount of financial assets		280,167	268,217
Other financial assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets		149,154	137,358
Other financial assets | Not classified
Financial instruments
Carrying amount of financial assets		€ 131,013	€ 130,859